Bank Loans and Notes Payables - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	$ 88,784	$ 71,360
Cash flows, Repayments	(14,189)	(45,187)	$ (20,460)
Repayments of borrowings and lease liabilities	(14,818)	(45,760)
Cash flows, Proceeds	11,191	62,297	10,736
Non-cash impact , New leases	533	599
Non-cash Impacts, Others	340	33
Non-cash Impacts, Foreign Exchange movements	1,685	1,005
Non-cash Impacts, Translation Effect	(428)	(750)
Carrying value	87,287	88,784	71,360
Long-term lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Non-cash Impacts, Others		0
Short-term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	1,645	882
Cash flows, Repayments	(1,925)	(17,641)
Cash flows, Proceeds	844	18,525
Non-cash impact , New leases	0	0
Non-cash Impacts, Others	0	0
Non-cash Impacts, Foreign Exchange movements	0	0
Non-cash Impacts, Translation Effect	81	(121)
Carrying value	645	1,645	882
Short-term Borrowings | Short-term bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	1,645	882
Cash flows, Repayments	(1,925)	(17,641)
Cash flows, Proceeds	844	18,525
Non-cash impact , New leases	0	0
Non-cash Impacts, Others	0	0
Non-cash Impacts, Foreign Exchange movements	0	0
Non-cash Impacts, Translation Effect	81	(121)
Carrying value	645	1,645	882
Short-term Borrowings | Short-term notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	0	0
Cash flows, Repayments		0
Cash flows, Proceeds		0
Non-cash impact , New leases		0
Non-cash Impacts, Others		0
Non-cash Impacts, Foreign Exchange movements		0
Non-cash Impacts, Translation Effect		0
Carrying value		0	0
Long-term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	85,833	69,095
Cash flows, Repayments	(12,264)	(27,546)
Cash flows, Proceeds	10,347	43,772
Non-cash impact , New leases	0	0
Non-cash Impacts, Others	0	0
Non-cash Impacts, Foreign Exchange movements	1,688	1,018
Non-cash Impacts, Translation Effect	(467)	(506)
Carrying value	85,137	85,833	69,095
Long-term Borrowings | Long-term bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	10,568	11,576
Cash flows, Repayments	(9,764)	(896)
Cash flows, Proceeds	947	293
Non-cash impact , New leases	0	0
Non-cash Impacts, Others	0	0
Non-cash Impacts, Foreign Exchange movements	0	0
Non-cash Impacts, Translation Effect	(467)	(405)
Carrying value	1,284	10,568	11,576
Long-term Borrowings | Long-term notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	75,265	57,519
Cash flows, Repayments	(2,500)	(26,650)
Cash flows, Proceeds	9,400	43,479
Non-cash impact , New leases	0	0
Non-cash Impacts, Others	0	0
Non-cash Impacts, Foreign Exchange movements	1,688	1,018
Non-cash Impacts, Translation Effect	0	(101)
Carrying value	83,853	75,265	57,519
Long-term Borrowings | Long-term lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	0	0
Cash flows, Repayments		0
Cash flows, Proceeds		0
Non-cash impact , New leases		0
Non-cash Impacts, Foreign Exchange movements		0
Non-cash Impacts, Translation Effect		0
Carrying value		0	0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	1,306	1,383
Payments of lease liabilities, classified as financing activities	(629)	(573)
Cash flows, Proceeds	0	0
Non-cash impact , New leases	533	599
Non-cash Impacts, Others	340	33
Non-cash Impacts, Foreign Exchange movements	(3)	(13)
Non-cash Impacts, Translation Effect	(42)	(123)
Carrying value	$ 1,505	$ 1,306	$ 1,383